EQUITY - Schedule Of Basic And Diluted Earnings Per Share (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Equity [abstract]
Net income (loss)	$ 81	$ 590	$ 201	$ 1,949
Dilutive effect of conversion of subsidiary preferred shares	(41)	(37)	(82)	(74)
Profit (loss), attributable to ordinary equity holders of parent entity	40	553	119	1,875
Dilutive effect of exchangeable shares issued in a consolidated subsidiary	0	1	0	3
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating diluted earnings per share	$ 40	$ 554	$ 119	$ 1,878
Weighted average - common shares	1,564.0	1,564.4	1,568.2	1,566.0
Dilutive effect of the conversion of options and escrowed shares using the treasury stock method	14.4	52.7	14.6	55.9
Common shares and common share equivalents	1,578.4	1,617.1	1,582.8	1,621.9